Financial Assets and Financial Liabilities (Trade and Other Receivables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables	¥ 113,797	¥ 120,739
Less: impairment provision	(634)	0
Trade receivables	113,163	120,739
Amounts due from related parties excluded prepayments	1,065,539	1,521,187
Subtotal	1,178,702	1,641,926
Other receivables	18,240	26,240
Less: impairment provision	(139)	(139)
Other receivables	18,101	26,101
Trade and other current receivables	¥ 1,196,803	¥ 1,668,027